Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 3,178	$ 568
Deposits with banking corporations	26	29
Trade receivables, net	1,144	2,452
Other current assets	191	430
Inventory	3,115	2,482
Total current assets	7,654	5,961
Non-current assets
Property, plant & equipment, net	161	94
Long-term deposits	77	16
Right of use assets	899	95
Total non-current assets	1,137	205
Total assets	8,791	6,166
Current liabilities
Current maturities of loans from banking corporations		73
Lease liabilities – current	100	60
Loans from related parties		43
Trade payable	1,154	1,315
Warrants at fair value		165
SAFE		409
Other accounts payables	1,147	1,791
Total current liabilities	2,401	3,856
Non-current liabilities
Loans from banking corporations		26
Lease liabilities	808	33
Liabilities for employee benefits, net	35	30
Total non-current liabilities	843	89
Shareholders’ equity
Share capital		52
Premium and other capital reserves	26,625	20,900
Capital reserve for transactions with controlling shareholders	1,542	1,542
Accumulated loss	(22,620)	(20,273)
Total shareholders’ equity	5,547	2,221
Total liabilities and shareholders’ equity	$ 8,791	$ 6,166